                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 9/26/06*-6/30/07

*    Start of operations

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21914
Reporting Period: 09/26/2006* - 06/30/2007
RiverSource Short Term Investments Series, Inc.

*    Start of operations







======================= RIVERSOURCE SHORT-TERM CASH FUND =======================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Short Term Investments Series, Inc.


By (Signature and Title)* /s/ Patrick T. Bannigan
                          -----------------------------------------------
                          Patrick T. Bannigan
                          President

Date                      August 24, 2007

* Print the name and title of each signing officer under his or her signature.